Derivative Warrant Liabilities - Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability (Details)	Apr. 30, 2026
Share Price [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement assumptions	7.12
Exercise Price [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement assumptions	6
Expected life [Member] | Bottom of Range [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement assumptions	1.93
Expected life [Member] | Top of Range [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement assumptions	2.71
Risk-free interest rate [Member] | Bottom of Range [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement assumptions	3.57
Risk-free interest rate [Member] | Top of Range [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement assumptions	3.9
Dividend yield [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement assumptions	0
Expected volatility [Member] | Bottom of Range [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement assumptions	124.89
Expected volatility [Member] | Top of Range [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement assumptions	146.96